Supplementary Financial Statements Information (Tables)	6 Months Ended
Jun. 30, 2014
Supplementary Financial Statements Information [Abstract]
Schedule of Cash and Cash Equivalents
1.            Cash and cash equivalents

Comprised of:

	June 30,	December 31,
	2014	2013
	US$ thousands	US$ thousands

Cash and deposits *	1,130	5,194

*
As of June 30, 2014  $56,000 is deposited in NIS bearing an average annual interest of 0.7%. An amount of $42,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

*
As of December 31, 2013  $56,000 is deposited in NIS bearing an average annual interest of 0.15%. An amount of $42,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

Schedule of Trade Receivables, Net
2.            Trade receivables, net

Trade receivables, net, consist of the following:

	June 30	December 31
	2014	2013
	US$ thousands	US$ thousands

Trade receivables	3,019	4,454
Less allowance for doubtful accounts (*)	(787)	(615)

	2,232	3,839

*           The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands

Balance as of December 31, 2012	544
Additions	252
Deductions	(181)

Balance as of December 31, 2013	615
Additions	174
Deductions	(2)

Balance as of June 30, 2014	787

Schedule of Other Current Assets
3.           Other current assets

Other current assets consist of the following:

	June 30	December 31
	2014	2013
	US$ thousands	US$ thousands

Receivables from the Government of Israel:	156	93
Value added tax authorities	333	144
Other	16	-
	505	237

Schedule of Inventories
4.	Inventories

Inventories consist of the following:

	June 30	December 31
	2014	2013
	US$ thousands	US$ thousands

Raw materials and subassemblies	2,633	2,252
Work in process	162	123
Finished products	1,561	1,272
	4,356	3,647

Schedule of Other Payables and Accrued Liabilities
5.	Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	June 30	December 31
	2014	2013
	US$ thousands	US$ thousands

Employees and employee institutions	891	976
Accrued expenses	465	653
Provision for product warranty	100	100
Deferred revenues	225	140
Other	120	64
	1,801	1,933

Schedule of Sales by Geographic Destination
1.           Sales (1)

(a)          Classification of sales by geographical destination:

	Six months ended June 30	Six months ended June 30
	2014	2013
	US$ thousands	US$ thousands

United States	54	50
Europe	1,429	1,730
Israel	1,143	1,285
South and Latin America	487	461
Asia Pacific	530	1,152
Rest of the world	47	226
	3,690	4,904

(1)           Sales are attributed to geographical areas based on location of customers.
The Company's property and equipment is primarily located in Israel.

Schedule of Components in Cost of Sales
2.           Cost of sales

Cost of sales consists of the following:

	Six months ended June 30	Six months ended June 30
	2014	2013
	US$ thousands	US$ thousands

Payroll and related benefits	559	397
Materials purchased	1,555	2,016
Subcontracted work	704	1,172
Write-down of inventories	-	-
Other production costs	246	595

	3,064	4,180
Increase in inventories	(709)	(1,036)
	2,355	3,144